Schedule of Maturities of Long Term Debt (Details) - Boost Run Holdings LLC [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Restructuring Cost and Reserve [Line Items]
2026	$ 250
2027	750
2028	5,430
2029
Thereafter
Less: Unamortized debt issuance costs and discount at December 31, 2025	(164)
Long Term Debt	$ 6,266